ACCOUNTS PAYABLE AND ACCRUALS - OTHER (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
ACCOUNTS PAYABLE AND ACCRUALS - OTHER [Abstract]
Schedule of Accounts Payable and Accruals
	September 30,	June 30,
	2012	2012
	($ in thousands)

Employees and employee institutions	$442	$438
Accrued vacation and recreation pay	256	272
Accrued clinical trial expenses	333	607
Provision for sales commissions	188	194
Accrued expenses	1,259	1,197
Due to government institutions	23	22
Provision for returns	55	139
Taxes payable	72	56
	$2,628	$2,925

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Employees and employee institutions	$438	$376	$375
Accrued vacation and recreation pay	272	271	147
Accrued clinical trials expenses	607	124	35
Provision for sales commissions	194	213	36
Accrued expenses	1,197	930	561
Due to government institutions	22	3	100
Liability for employees rights upon retirement			7
Provision for returns	139	231	150
Taxes payable	56	69	98
	$2,925	$2,217	$1,509